STOCKHOLDERS' EQUITY - Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 29, 2020	Dec. 31, 2019	Apr. 30, 2019
Class of Stock [Line Items]
Exercise price (in dollars per share)		$ 3.00
Stock price trigger for redemption of public warrants (in dollars per share)	$ 0.01
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, Stock Price Trigger	$ 0.01
Minimum threshold written notice period for redemption of warrants	30 days
Closing price of share for threshold trading days	20 days
Closing price of share for threshold consecutive trading days	3 days
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, Last Sales Price of the Ordinary Shares	$ 18.00
Warrants outstanding	11,957,008		11,957,008	10,582,008
Public warrants
Class of Stock [Line Items]
Warrants outstanding	11,957,008
Issued With Units In The IPO [Member]
Class of Stock [Line Items]
Warrants outstanding	10,582,008		10,582,008
Issued To E&A Callet [Member]
Class of Stock [Line Items]
Warrants outstanding	375,000		375,000
Issued With Units To Kunlun [Member]
Class of Stock [Line Items]
Warrants outstanding	1,000,000		1,000,000